Net Investment in Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Net investment in operating leases [Table Text Block]
Net investment in operating leases at December 31 was as follows (in millions):

	2015	2016
Vehicles, at cost (a)	$29,673	$32,823
Accumulated depreciation	(4,545)	(5,550)
Net investment in operating leases before allowance for credit losses	25,128	27,273
Allowance for credit losses	(49)	(64)
Net investment in operating leases	$25,079	$27,209
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(a)	Includes interest supplements and residual support payments we receive on certain leasing transactions under agreements with Ford and affiliated companies, and other vehicle acquisition costs.

Schedule of Minimum Payments Receivable on Operating Leases [Table Text Block]
The amounts contractually due for minimum rentals on operating leases at December 31, 2016 were as follows (in millions):

	2017	2018	2019	2020	2021
Minimum rentals on operating leases	$4,349	$2,750	$949	$66	$5